CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues	$ 235,491	$ 173,514	$ 119,134
Cost of revenues	(147,198)	(113,476)	(70,970)
Gross Profit	88,293	60,038	48,164
Research and development expenses	(21,928)	(22,132)	(19,040)
Selling, general and administrative expenses	(70,320)	(64,092)	(45,379)
Depreciation and amortization in respect of technology and capitalized development costs	(6,430)	(4,268)	(3,810)
Other expenses	(444)	(1,790)	(1,879)
Share of loss of equity method investee	(1,555)	(1,794)	(538)
Loss from ordinary operations	(12,384)	(34,038)	(22,482)
Finance expenses, net	(2,288)	(3,020)	(1,655)
Loss before taxes on income	(14,672)	(37,058)	(24,137)
Tax expenses	(1,215)	(451)	(632)
Loss for the year	(15,887)	(37,509)	(24,769)
Attribution of loss for the year:
To shareholders of the Company	(15,887)	(37,509)	(24,763)
To non-controlling interests	0	0	(6)
Loss for the year	$ (15,887)	$ (37,509)	$ (24,769)
Loss per share attributed to shareholders of the Company:
Basic loss per share	$ (0.479)	$ (1.143)	$ (0.82)
Diluted loss per share	$ (0.479)	$ (1.143)	$ (0.82)